Finance Leases	12 Months Ended
Dec. 31, 2012
Finance Leases
17.	FINANCE LEASES

In 2009-2012, several subsidiaries of the Group entered into agreements with third parties for the lease of transport and production equipment. The leases were classified as finance (capital) leases in accordance with ASC 840, “Leases”, as they contain a bargain purchase option and the title to the leased equipment transfers to the lessee at the end of the lease term.

As of December 31, 2012 and 2011, the net book value of the leased assets was as follows:

	December 31, 2012	December 31, 2011
Transport equipment and vehicles	562,199	471,416
Operating machinery and equipment	160,117	172,627
Construction in progress	13,989	596
Less: accumulated depreciation	(117,282)	(73,037)

Net value of property, plant and equipment, obtained under capital lease agreements	619,023	571,602

The carrying amount and maturities of capital lease liabilities as of December 31, 2012 were as follows:

	Total payable	Interest	Net payable
Payable in 2013	189,992	(57,902)	132,090
Payable in 2014	162,221	(40,822)	121,399
Payable in 2015	115,445	(26,464)	88,981
Payable in 2016	78,078	(15,718)	62,360
Payable in 2017	58,807	(7,810)	50,997
Payable thereafter	25,275	(1,244)	24,031

Total capital lease liabilities	629,818	(149,960)	479,858

The discount rate used for the calculation of the present value of minimum lease payments equals the implicit rate for the lessor and varies on different groups of equipment from 6.5% to 16.4% (U.S. dollar-denominated contracts), from 4.9% to 26.4% (euro-denominated contracts) and from 5.3% to 26.3% (ruble-denominated contracts). Interest expense charged to the accompanying Group’s statements of operations and comprehensive income (loss) in 2012 and 2011 amounted to $69,388 and $52,679, respectively.

In 2011-2012, the Group signed several finance lease contracts under which leased property was expected to be received in 2013-2017. The total amount of commitments under these lease contracts as of December 31, 2012 is equal to $94,392.